UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                                 ------------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Corriente Advisors, LLC
Address:     201 Main Street
             Suite 1800
             Fort Worth, TX  76102


Form 13F File Number:     28-12875
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Fahlberg
Title:     Chief Compliance Officer
Phone:     (817) 870-0455

Signature, Place and Date of Signing:


 /s/ Chad Fahlberg               Fort Worth, TX               February 16, 2010
 -----------------               --------------               -----------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                        5
                                               ---------------------------------

Form 13F Information Table Value Total:                     $264,181
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                             CORRIENTE ADVISORS, LLC
                                    FORM 13F
                         Quarter Ended December 31, 2009

-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE      SHR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
ISSUER                        CLASS            CUSIP      (X$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                      COM             013817101     10,478    650,000  SH   PUT     SOLE               650,000
ISHARES INC                 MSCI BRAZIL        464286400     49,161    658,900  SH   PUT     SOLE               658,900
ISHARES INC                MSCI S KOREA        464286772     64,981  1,364,000  SH   PUT     SOLE             1,364,000
ISHARES TR INDEX          MSCI EMERG MKT       464287234     68,077  1,640,400  SH   PUT     SOLE             1,640,400
POWERSHARES QQQ TRUST       UNIT SER 1         73935A104     71,484  1,562,500  SH   PUT     SOLE             1,562,500